Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Earnings Per Share

NOTE I. EARNINGS PER SHARE

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2021	2020	2019
Weighted-average number of shares on which earnings per share calculations are based
Basic	895,990,771	890,348,679	887,235,105
Add—incremental shares under stock-based compensation plans	6,883,290	4,802,940	4,199,440
Add—incremental shares associated with contingently issuable shares	1,766,940	1,412,352	1,378,831
Assuming dilution	904,641,001	896,563,971	892,813,376
Income from continuing operations	$4,712	$3,932	$7,146
Income/(loss) from discontinued operations, net of tax	1,030	1,658	2,285
Net income on which basic earnings per share is calculated	$5,743	$5,590	$9,431
Income from continuing operations	$4,712	$3,932	$7,146
Net income applicable to contingently issuable shares	—	(2)	0
Income from continuing operations on which diluted earnings per share is calculated	$4,712	$3,930	$7,146
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	1,030	1,658	2,285
Net income on which diluted earnings per share is calculated	$5,743	$5,588	$9,431
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$5.21	$4.38	$8.00
Discontinued operations	1.14	1.85	2.56
Total	$6.35	$6.23	$10.56
Basic
Continuing operations	$5.26	$4.42	$8.05
Discontinued operations	1.15	1.86	2.58
Total	$6.41	$6.28	$10.63

Weighted-average stock options to purchase 980,505 common shares in 2021, 1,417,665 common shares in 2020 and 855,679 common shares in 2019 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.